Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Select

December 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	7,228,527	–	n/a	7,228,527
Forwards	1,699,736	646,289	n/a	2,346,025
Total Assets	8,928,263	646,289	n/a	9,574,552

Liabilities
Futures	1,519,724	–	n/a	1,519,724
Forwards	1,441,911	150,435	n/a	1,592,346
Total Liabilities	2,961,635	150,435	n/a	3,112,070

Unrealized currency loss				(669,947)
*Net fair value	5,966,628	495,854	n/a	5,792,535

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	9,894,085	–	n/a	9,894,085
Forwards	–	528,063	n/a	528,063
Total Assets	9,894,085	528,063	n/a	10,422,148

Liabilities
Futures	3,011,012	–	n/a	3,011,012
Forwards	–	69,127	n/a	69,127
Total Liabilities	3,011,012	69,127	n/a	3,080,139

Unrealized currency loss				(689,577)
*Net fair value	6,883,073	458,936	n/a	6,652,432

*	This amount comprises of the “Total net unrealized gain on open contracts” on the Statements of Financial Condition.

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Partnerships’ assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

Spectrum Currency

December 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Cambridge Master Fund	–	12,289,754	n/a	12,289,754
Total Investments	–	12,289,754	n/a	12,289,754

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Cambridge Master Fund	–	11,299,138	n/a	11,299,138
Investment in KR Master Fund	–	7,290,317	n/a	7,290,317
Total Investments	–	18,589,455	n/a	18,589,455

*	This amount comprises of “Investment in Cambridge Master Fund and KR Master Fund” on the Statements of Financial Condition.

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Strategic

December 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	28,236,607	n/a	28,236,607
Investment in PGR Master Fund	–	5,291,425	n/a	5,291,425
Investment in MB Master Fund	–	3,502,992	n/a	3,502,992
Total Investments	–	37,031,024	n/a	37,031,024

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in BHM I, LLC	–	46,985,018	n/a	46,985,018
Investment in PGR Master Fund	–	3,327,454	n/a	3,327,454
Investment in MB Master Fund	–	4,183,031	n/a	4,183,031
Total Investments	–	54,495,503	n/a	54,495,503

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Spectrum Technical

December 31, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	16,901,955	n/a	16,901,955
Futures	4,533,559	–	n/a	4,533,559
Forwards	274,957	1,736,938	n/a	2,011,895
Total Assets	4,808,516	18,638,893	n/a	23,447,409

Liabilities
Futures	797,767	–	n/a	797,767
Forwards	372,992	1,304,228	n/a	1,677,220
Total Liabilities	1,170,759	1,304,228	n/a	2,474,987

Unrealized currency loss				(3,465,597)
*Net fair value	3,637,757	17,334,665	n/a	17,506,825

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Investment in Blackwater Master Fund	–	33,548,272	n/a	33,548,272
Futures	5,404,721	–	n/a	5,404,721
Forwards	–	728,738	n/a	728,738
Total Assets	5,404,721	34,277,010	n/a	39,681,731

Liabilities
Futures	1,139,524	–	n/a	1,139,524
Forwards	–	320,514	n/a	320,514
Total Liabilities	1,139,524	320,514	n/a	1,460,038

Unrealized currency loss				(3,447,831)
*Net fair value	4,265,197	33,956,496	n/a	34,773,862

*	This amount comprises of the “Total net unrealized gain on open contracts” and “Investment in Blackwater Master Fund” on the Statements of Financial Condition.